Plant and equipment (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	434,435	466,971
Accumulated Deprecation	173,537	188,996
Net Book Value	260,898	277,975
Addition of plant and equipment by means of capital leases	39,492	13,812
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	142,052	251,872
Accumulated Deprecation	42,292	96,038
Net Book Value	99,760	155,834
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	112,645	60,484
Accumulated Deprecation	55,895	23,472
Net Book Value	56,750	37,012
Other equipment
Property, Plant and Equipment [Line Items]
Cost	41,739	27,594
Accumulated Deprecation	18,758	11,511
Net Book Value	22,981	16,083
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	24,247	25,911
Accumulated Deprecation	20,763	22,474
Net Book Value	3,484	3,437
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	9,355	13,846
Accumulated Deprecation	8,216	11,882
Net Book Value	1,139	1,964
Buildings
Property, Plant and Equipment [Line Items]
Cost	2,791	4,691
Accumulated Deprecation	2,606	2,650
Net Book Value	185	2,041
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost		9,946
Accumulated Deprecation		6,187
Net Book Value		3,759
Assets under capital lease
Property, Plant and Equipment [Line Items]
Cost	101,606	72,627
Accumulated Deprecation	25,007	14,782
Net Book Value	76,599	57,845
Depreciation expense	12,108	6,694